Property, plant and equipment, net	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property, plant and equipment, net

Property, plant and equipment consisted of the following:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Buildings	136,785,227	136,815,777	21,535,617
Leasehold improvements	29,784,879	62,206,509	9,791,675
Office equipment	37,865,189	56,561,134	8,903,059
Computer equipment	875,639	1,590,335	250,328
Motor vehicles	8,413,853	12,765,415	2,009,352

	213,724,787	269,939,170	42,490,031
Less: accumulated depreciation and amortization	(41,803,839)	(85,461,554)	(13,452,157)

Property, plant and equipment, net	171,920,948	184,477,616	29,037,874

Depreciation expenses related to property, plant and equipment were RMB7,946,558, RMB14,276,414, and RMB23,222,390 (US$3,655,342) for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operation.

As of June 30, 2012, the Group has entered into several commitments for capital expenditure for property, plant and equipment, which are expected to be disbursed during the year ending June 30, 2013 (note 21).